FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
18. FAIR VALUE MEASUREMENTS
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2021 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$1,790	$1,790	—	—
Private equities	Other assets	$1,000	—	—	$1,000
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$5	—	$5	—

		Total	Fair Value Measurements at December 31, 2020 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$6,065	$6,065	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$101	—	$101	—
The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:
Equity securities
– these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.
Private equities
– other investment in which fair value inputs are unobservable.
Derivative financial instruments
– these derivatives are foreign currency forward and option contracts. See Note 17. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.
During 2021, we recognized a realized gain of $3,815 recorded in our consolidated statement of income attributable to the sale of certain equity securities.

There were no transfers in or out of Level 1 and Level 2 during 2020 or 2019.